OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Current Assets
Government authorities	$ 606	$ 388
Consumables		200
Prepaid expenses and other	950	1,178
Other current assets	$ 1,556	$ 1,766